Inventories, Net	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories, Net
5.	INVENTORIES, NET

Inventories consist of new vehicles held for sale amounting to RMB111,667 and RMB95,617 (US$13,772), net of write-down of nil and RMB9,201 (US$1,325) as of December 31, 2015 and 2016, respectively.